FAIR VALUE MEASUREMENTS - Schedule of Fair Value of Financial Liabilities (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
FAIR VALUE MEASUREMENTS
Junior Note Warrants	$ 0	$ 0
Recurring [Member] | Convertible note derivative liability [Member]
FAIR VALUE MEASUREMENTS
Junior Note Warrants	37,900
Level 3 [Member] | Recurring [Member] | Convertible note derivative liability [Member]
FAIR VALUE MEASUREMENTS
Junior Note Warrants	37,900
Junior Note Warrants [Member] | Recurring [Member]
FAIR VALUE MEASUREMENTS
Junior Note Warrants	82,333	2,238,519
Junior Note Warrants [Member] | Level 3 [Member] | Recurring [Member]
FAIR VALUE MEASUREMENTS
Junior Note Warrants	$ 82,333	$ 2,238,519